Interim Financial Statements	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2010	Oct. 02, 2010 Ergotron, Inc	Dec. 31, 2009 Ergotron, Inc	Dec. 31, 2008 Ergotron, Inc
INTERIM FINANCIAL STATEMENTS/ NATURE OF BUSINESS

(A)	BASIS OF PRESENTATION

Nortek, Inc. (“Nortek”) and all of its wholly-owned subsidiaries, collectively the “Company”, is a diversified manufacturer of innovative, branded residential and commercial building products, operating within four reporting segments (see Note E, “Segment Information”). Through these segments, the Company manufactures and sells, primarily in the United States, Canada and Europe, a wide variety of products for the remodeling and replacement markets, the residential and commercial new construction markets, the manufactured housing market and the personal and enterprise computer markets.

The Company operates on a calendar year and for its interim periods operates on a 4-4-5 fiscal calendar, where each fiscal quarter is comprised of two 4-week periods and one 5-week period, with each week ending on a Saturday. The Company’s fiscal year always begins on January 1 and ends on December 31. As a result, the Company’s first and fourth quarters may have more or less days included than a traditional 4-4-5 fiscal calendar, which consists of 91 days. The third quarters ended October 1, 2011 (“third quarter of 2011”) and October 2, 2010 (“third quarter of 2010”) each include 91 days. The first nine months ended October 1, 2011 (“first nine months of 2011”) and October 2, 2010 (“first nine months of 2010”) include 274 days and 275 days, respectively.

The accompanying unaudited condensed consolidated financial statements reflect the financial position, results of operations and cash flows of the Company after elimination of intercompany accounts and transactions, without audit and, in the opinion of management, reflect all adjustments of a normal recurring nature necessary for a fair statement of the interim periods presented. Although certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) have been omitted, the Company believes that the disclosures included are adequate to make the information presented herein not misleading. Operating results for the third quarter and first nine months ended October 1, 2011 are not necessarily indicative of the results that may be expected for other interim periods or for the year ending December 31, 2011. Certain amounts in the prior year’s unaudited condensed consolidated financial statements have been reclassified to conform to the current period presentation, including reclassifications to other current assets, other assets, accrued expenses and taxes, net and other liabilities related to expected insurance reimbursements.

These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes included in the Company’s latest annual report on Form 10-K and its latest Current Reports on Form 8-K as filed with the Securities and Exchange Commission (“SEC”).

New Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”), which changes the way a company completes its annual impairment review process. The provisions of this pronouncement provide an entity with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. ASU 2011-08 allows an entity the option to bypass the qualitative-assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. The pronouncement does not change the current guidance for testing other indefinite-lived intangible assets for impairment. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of ASU 2011-08 to have a material effect on its financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which will require companies to present the components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The pronouncement does not change the current option for presenting components of other comprehensive income, gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which other comprehensive income is presented or disclosed in the notes to the financial statements. The pronouncement does not affect the calculation or reporting of earnings per share. The pronouncement also does not change the items which must be reported in other comprehensive income, how such items are measured, or when they must be reclassified to net income. This standard is effective for reporting periods beginning after December 15, 2011. Early adoption is permitted. The Company will adopt this pronouncement in the first quarter of 2012 and it will have no effect on its financial position or results of operations, but will impact the way the Company presents comprehensive income.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), which is intended to result in convergence between U.S. GAAP and International Financial Reporting Standards requirements for measurement of, and disclosures about, fair value. ASU 2011-04 clarifies or changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This pronouncement is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited for public companies. The new guidance will require prospective application. The Company will adopt this pronouncement in the first quarter of 2012 and does not expect its adoption to have a material effect on its financial position or results of operations.

In December 2010, the FASB issued ASU No. 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations (“ASU 2010-29”), which amended guidance to clarify the acquisition date that should be used for reporting pro-forma financial information for business combinations. If comparative financial statements are presented, the pro-forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been completed as of the beginning of the comparable prior annual reporting period. The amendments in this guidance became effective prospectively for business combinations for which the acquisition date is on or after January 1, 2011. There was no impact on the Company’s consolidated financial results as the amendments relate only to additional disclosures.

In December 2010, the FASB issued ASU No. 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (“ASU 2010-28”), which amended the guidance on goodwill impairment testing. The amendments modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In making that determination, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The amendments were effective January 1, 2011 and did not have a material impact on the Company’s consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”), which establishes additional disclosure requirements for fair value measurements which the Company included in its interim and annual financial statements in 2010. Certain disclosure requirements relating to fair value measurements using significant unobservable inputs (Level 3) were deferred until January 1, 2011. These new requirements did not have an impact on the Company’s consolidated financial results or disclosure in the unaudited condensed consolidated financial statements (see Note I, “Fair Value”).

In October 2009, the FASB issued ASU No. 2009-14, Certain Revenue Arrangements that Include Software Elements (“ASU 2009-14”), which amends the scope of existing software revenue recognition accounting. Tangible products containing software components and non-software components that function together to deliver the product’s essential functionality would be scoped out of the accounting guidance on software and accounted for based on other appropriate revenue recognition guidance. This guidance must be adopted in the same period that a company adopts ASU 2009-13 described in the following paragraph. Therefore, the Company adopted this guidance on January 1, 2011. The adoption of ASU 2009-14 did not have a material impact on the Company’s consolidated financial statements.

In October 2009, the FASB issued ASU No. 2009-13, Multiple- Deliverable Revenue Arrangements (“ASU 2009-13”), which amends revenue recognition guidance for arrangements with multiple deliverables. The new guidance eliminates the residual method of revenue recognition and allows the use of management’s best estimate of selling price for individual elements of an arrangement when vendor-specific objective evidence or third-party evidence is unavailable. The Company adopted this guidance on January 1, 2011. The adoption of ASU 2009-13 did not have a material impact on the Company’s consolidated financial statements.

1.	BASIS OF PRESENTATION

Nortek, Inc. (“Nortek”) and all of its wholly-owned subsidiaries, collectively the “Company”, is a diversified manufacturer of innovative, branded residential and commercial building products, operating within four reporting segments (see Note 12, “Segment Information and Concentration of Credit Risk”). Through these segments, the Company manufactures and sells, primarily in the United States, Canada and Europe, a wide variety of products for the remodeling and replacement markets, the residential and commercial new construction markets, the manufactured housing market and the personal and enterprise computer markets.

On December 17, 2009 (the “Effective Date”), the Company emerged from bankruptcy proceedings under Chapter 11 (“Chapter 11”) of the United States Bankruptcy Code (the “Bankruptcy Code”). In connection with the Company’s emergence from bankruptcy, as discussed further in Note 2, “Reorganization under Chapter 11 and Current Capital Structure”, the Company adopted fresh-start reporting pursuant to the provisions of Accounting Standards Codification (“ASC”) 852, “Reorganization” (“ASC 852”). The Company selected December 19, 2009 as the fresh-start reporting date since it was the closest fiscal week-end to the Effective Date of December 17, 2009 and the effect of using December 19, 2009, instead of December 17, 2009, was not material to the Company’s financial condition or results of operations for the periods presented. ASC 852 requires the implementation of fresh-start reporting if the reorganization value of the assets of the entity that emerges from Chapter 11 is less than the sum of the post-petition liabilities and allowed claims, and holders of voting shares immediately before confirmation of the plan of reorganization receive less than 50 percent of the voting shares of the emerging entity. Under fresh-start reporting a new reporting entity is deemed to be created and the assets and liabilities of the entity are reflected at their fair values.

Accordingly, the consolidated financial statements for the reporting entity subsequent to emergence from Chapter 11 bankruptcy proceedings are not comparable to the consolidated financial statements for the reporting entity prior to emergence from Chapter 11 bankruptcy proceedings. References to the “Successor” refer to the Company subsequent to the fresh-start reporting date and references to the “Predecessor” refer to the Company prior to the fresh-start reporting date.

In addition, ASC 852 requires that financial statements, for periods including and subsequent to a Chapter 11 bankruptcy filing, distinguish between transactions and events that are directly associated with the reorganization proceedings and transactions and events associated with the ongoing operations of the business, as well as additional disclosures. Effective October 21, 2009, expenses, gains and losses directly associated with the reorganization proceedings are reported as gain on reorganization items, net in the accompanying consolidated statement of operations for the Predecessor period from January 1, 2009 to December 19, 2009. The “Company,” when used in reference to the period subsequent to emergence from Chapter 11 bankruptcy proceedings, refers to the Successor, and when used in reference to periods prior to emergence from Chapter 11 bankruptcy proceedings, refers to the Predecessor. In addition, results for the period from December 20, 2009 to December 31, 2009 are referred to as the “2009 Successor Period”, and results for the period from January 1, 2009 to December 19, 2009 are referred to as the “2009 Predecessor Period”. For further information regarding the Company’s filing under and emergence from Chapter 11 bankruptcy proceedings and the adoption of fresh-start accounting, see Note 2, “Reorganization Under Chapter 11 and Current Capital Structure”, and Note 3, “Fresh-Start Accounting (Restated)”.

The accompanying Successor and Predecessor consolidated financial statements reflect the financial position, results of operations and cash flows of Nortek and all of its wholly-owned subsidiaries after elimination of intercompany accounts and transactions. Certain amounts in the prior years’ consolidated financial statements have been reclassified to conform to the current year presentation. For the year ended December 31, 2010, this includes reclassifications to other current assets, other assets, accrued expenses and taxes, net and other liabilities related to expected insurance reimbursements. The Company believes that these reclassifications were not material to the consolidated financial statements at December 31, 2010 and accordingly, has not reclassified the balance sheet as of December 31, 2009.

NOTE A —	INTERIM FINANCIAL STATEMENTS

Ergotron, Inc. (“Ergotron” or the “Company”) designs and manufactures digital display and computer mounting solutions including wall and desk mount arms, desk stands, powered and non-powered mobile carts, pivots and vertical lifts. The Company has manufacturing and warehouse facilities in Minnesota, the Netherlands and the Peoples Republic of China, with sales offices, channel distribution partners and customers throughout the world. Ergotron’s core products are designed with patented Constant Force (CFtm) lift-and-pivot motion technology, and require less user effort to achieve more motion. Ergotron is a global company focused on channel distribution, consumer, and original equipment manufacturer (OEM) business.

The accompanying unaudited condensed consolidated financial statements reflect the financial position, results of operations and cash flows of the Company after elimination of intercompany accounts and transactions, without audit and, in the opinion of management, reflect all adjustments of a normal recurring nature for a fair statement of the interim periods presented. Although certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles have been omitted, the Company believes that the disclosures included are adequate to make the information presented herein not misleading. Operating results for the nine months ended October 2, 2010 are not necessarily indicative of the results that may be expected for other interim periods or for the year ending December 31, 2010.

Total comprehensive income was $14,184,051 and $8,245,043 for the nine months ended October 2, 2010 and October 3, 2009, respectively.

On December 17, 2010, Nortek, Inc. (“Nortek”) acquired all of the outstanding stock of the Company. The acquisition of the Company was significant to Nortek under Article 3-05 of Regulation S-X of the Securities and Exchange Commission’s (“SEC”) rules and regulations (“Rule 3-05”). In addition, the U.S. operations of the Company guarantee Nortek’s 8.5% Senior Notes due 2021 (“8.5% Notes”), which are being registered under this registration statement. As such, the Company is considered to be a recently acquired subsidiary guarantor under Article 3-10(g) of Regulation S-X of the SEC’s rules and regulations (“Rule 3-10(g)”). Accordingly, these unaudited condensed consolidated financial statements of the Company as of October 2, 2010 and for the nine months ended October 2, 2010 and October 3, 2009 are included in this registration statement to satisfy Nortek’s requirements under Rule 3-05 and Rule 3-10(g).

It is suggested that these unaudited condensed consolidated financial statements be read in conjunction with the audited consolidated financial statements and the related notes included elsewhere in this registration statement.

The Company has evaluated subsequent events through the acquisition date of December 17, 2010.

NOTE A —	NATURE OF BUSINESS

Ergotron, Inc. (“Ergotron” or the “Company”) designs and manufactures digital display and computer mounting solutions including wall and desk mount arms, desk stands, powered and non-powered mobile carts, pivots and vertical lifts. The Company has manufacturing and warehouse facilities in Minnesota, the Netherlands and the Peoples Republic of China, with sales offices, channel distribution partners and customers throughout the world. Ergotron’s core products are designed with patented Constant Force (CFtm) lift-and-pivot motion technology, and require less user effort to achieve more motion. Ergotron is a global company focused on channel distribution, consumer, and original equipment manufacturer (OEM) business.

NOTE A —	NATURE OF BUSINESS

Ergotron, Inc. (“Ergotron” or the “Company”) designs and manufactures digital display and computer mounting solutions including wall and desk mount arms, desk stands, powered and non-powered mobile carts, pivots and vertical lifts. The Company has manufacturing and warehouse facilities in Minnesota, the Netherlands and the Peoples Republic of China, with sales offices, channel distribution partners and customers throughout the world. Ergotron’s core products are designed with patented Constant Force (CFtm) lift-and-pivot motion technology, and require less user effort to achieve more motion. Ergotron is a global company focused on channel distribution, consumer, and original equipment manufacturer (OEM) business.